D-Wave, Inc. - Basis of Presentation and Accounting (Details) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 16, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Issuance of common stock (in shares)	100
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0	$ 0